INCOME TAX - Reconciliation of the federal statutory tax rate to our effective tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Valuation allowance					(21.00%)	(21.00%)
Income tax provision	29.85%	0.00%	64.52%	0.00%	0.00%	0.00%